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                       SUPPLEMENT DATED JUNE 20, 2018 TO

                       PROSPECTUS DATED MAY 1, 2018 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your prospectus. Please read it carefully and keep it with your prospectus for future reference.

Effective July 30, 2018, PIMCO Variable Insurance Trust -- Foreign Bond Portfolio (U.S. Dollar-Hedged) -- Administrative Class Shares will change its name to PIMCO Variable Insurance Trust -- International Bond Portfolio (U.S. Dollar-Hedged) -- Administrative Class Shares.

The prospectus for your contract is updated accordingly.